Summary of Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	$ (1,372,437)	$ (1,909,755)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	83,654	73,139
Service cost	825	728	675
Interest cost	2,826	3,482	3,579
Actuarial (gain) loss	(6,752)	11,447
Benefits paid	(5,009)	(5,142)
Benefit obligation at end of year	75,544	83,654	73,139
Amortization of unrecognized actuarial loss	1,279	480	524
Net periodic benefit cost	4,930	4,690	4,778
Funded status	(75,544)	(83,654)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(6,068)	(5,041)
Pensions and other postretirement benefits	(69,476)	(78,613)
Net amount recognized	(75,544)	(83,654)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	13,115	21,246
Prior service (credit)	(920)	(1,023)
Net amount recognized	$ 12,195	$ 20,223